Unaudited Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Unaudited Parent Company Condensed Balance Sheets
	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Investment in subsidiaries	211,858	165,937	24,059
TOTAL ASSETS	211,858	165,937	24,059

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; nil and 50,000,000 issued and outstanding as of December 31, 2021 and 2022, respectively*)	-	-	-
Additional paid-in capital	319,775	319,775	46,363
Accumulated deficit	(107,917)	(153,838)	(22,304)
TOTAL SHAREHOLDERS’ EQUITY	211,858	165,937	24,059
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	211,858	165,937	24,059
*	Shares and per share data are presented on a retroactive basis to reflect the reorganization and the stock split as disclosed in NOTE 21.

Schedule of Statements of Comprehensive Loss
	For the Years Ended December 31,
	2021	2022
	RMB	RMB	US$
Equity in loss of subsidiaries	(41,399)	(45,909)	(6,656)
NET LOSS	(41,399)	(45,909)	(6,656)

Schedule of Statements of Cash Flows
	For the Years Ended December 31,
	2021	2022
	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(41,399)	(45,921)	(6,658)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of subsidiaries	41,399	45,921	6,658
NET CASH USED IN OPERATING ACTIVITIES	-	-	-

CHANGES IN CASH	-	-	-
CASH, BEGINNING OF YEAR	-	-	-
CASH, END OF YEAR	-	-	-